Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Line of Business Financial Performance
TABLE 25	Line of Business Financial Performance

	Corporate and Commercial Banking			Consumer and Business Banking
Year Ended December 31 (Dollars in Millions)	2018	2017	Percent Change	2018	2017	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,938	$2,905	1.1%	$6,164	$5,832	5.7%
Noninterest income	844	915	(7.8)	2,302	2,386	(3.5)
Securities gains (losses), net	–	(3)	*	–	–	–
Total net revenue	3,782	3,817	(.9)	8,466	8,218	3.0
Noninterest expense	1,578	1,552	1.7	5,217	5,056	3.2
Other intangibles	4	4	–	27	30	(10.0)
Total noninterest expense	1,582	1,556	1.7	5,244	5,086	3.1
Income before provision and income taxes	2,200	2,261	(2.7)	3,222	3,132	2.9
Provision for credit losses	65	(14)	*	232	337	(31.2)
Income before income taxes	2,135	2,275	(6.2)	2,990	2,795	7.0
Income taxes and taxable-equivalent adjustment	534	828	(35.5)	748	1,018	(26.5)
Net income	1,601	1,447	10.6	2,242	1,777	26.2
Net (income) loss attributable to noncontrolling interests	–	–	–	–	–	–
Net income attributable to U.S. Bancorp	$1,601	$1,447	10.6	$2,242	$1,777	26.2
Average Balance Sheet
Commercial	$75,010	$73,483	2.1%	$9,855	$9,980	(1.3)%
Commercial real estate	18,869	20,452	(7.7)	16,272	16,702	(2.6)
Residential mortgages	6	6	–	58,549	55,939	4.7
Credit card	–	–	–	–	–	–
Other retail	1	–	*	53,990	53,199	1.5
Total loans, excluding covered loans	93,886	93,941	(.1)	138,666	135,820	2.1
Covered loans	–	–	–	2,169	3,445	(37.0)
Total loans	93,886	93,941	(.1)	140,835	139,265	1.1
Goodwill	1,647	1,647	–	3,605	3,632	(.7)
Other intangible assets	11	13	(15.4)	2,953	2,740	7.8
Assets	102,834	102,528	.3	155,290	153,815	1.0
Noninterest-bearing deposits	33,074	36,030	(8.2)	27,526	27,680	(.6)
Interest checking	10,046	9,950	1.0	50,135	47,231	6.1
Savings products	41,889	45,764	(8.5)	61,484	60,496	1.6
Time deposits	17,966	16,136	11.3	13,321	12,894	3.3
Total deposits	102,975	107,880	(4.5)	152,466	148,301	2.8
Total U.S. Bancorp shareholders’ equity	10,465	9,870	6.0	11,816	11,133	6.1
*	Not meaningful
(a)	Presented net of related rewards and rebate costs and certain partner payments of $2.2 billion and $2.0 billion for 2018 and 2017, respectively.
(b)	Includes revenue generated from certain contracts with customers of $7.4 billion and $7.1 billion for 2018 and 2017, respectively.

Wealth Management and Investment Services			Payment Services					Treasury and Corporate Support			Consolidated Company
2018	2017	Percent Change	2018		2017		Percent Change	2018	2017	Percent Change	2018		2017		Percent Change

$1,122	$1,007	11.4%	$2,445		$2,403		1.7%	$366	$438	(16.4)%	$13,035		$12,585		3.6%
1,748	1,643	6.4	3,601	(a)	3,368	(a)	6.9	1,077	948	13.6	9,572	(b)	9,260	(b)	3.4
–	–	–	–		–		–	30	60	(50.0)	30		57		(47.4)
2,870	2,650	8.3	6,046		5,771		4.8	1,473	1,446	1.9	22,637		21,902		3.4
1,780	1,617	10.1	2,875		2,662		8.0	853	1,728	(50.6)	12,303		12,615		(2.5)
16	20	(20.0)	114		121		(5.8)	–	–	–	161		175		(8.0)
1,796	1,637	9.7	2,989		2,783		7.4	853	1,728	(50.6)	12,464		12,790		(2.5)
1,074	1,013	6.0	3,057		2,988		2.3	620	(282)	*	10,173		9,112		11.6
(2)	(1)	*	1,081		1,082		(.1)	3	(14)	*	1,379		1,390		(.8)
1,076	1,014	6.1	1,976		1,906		3.7	617	(268)	*	8,794		7,722		13.9
270	368	(26.6)	495		693		(28.6)	(377)	(1,438)	73.8	1,670		1,469		13.7
806	646	24.8	1,481		1,213		22.1	994	1,170	(15.0)	7,124		6,253		13.9
–	–	–	–		(13)		*	(28)	(22)	(27.3)	(28)		(35)		20.0
$806	$646	24.8	$1,481		$1,200		23.4	$966	$1,148	(15.9)	$7,096		$6,218		14.1

$3,779	$3,436	10.0%	$9,026		$8,082		11.7%	$1,184	$923	28.3%	$98,854		$95,904		3.1%
520	511	1.8	–		–		–	4,316	4,412	(2.2)	39,977		42,077		(5.0)
3,333	2,831	17.7	–		–		–	5	8	(37.5)	61,893		58,784		5.3
–	–	–	21,672		20,906		3.7	–	–	–	21,672		20,906		3.7
1,740	1,755	(.9)	404		459		(12.0)	1	3	(66.7)	56,136		55,416		1.3
9,372	8,533	9.8	31,102		29,447		5.6	5,506	5,346	3.0	278,532		273,087		2.0
–	–	–	–		–		–	–	5	*	2,169		3,450		(37.1)
9,372	8,533	9.8	31,102		29,447		5.6	5,506	5,351	2.9	280,701		276,537		1.5
1,618	1,617	.1	2,569		2,465		4.2	–	–	–	9,439		9,361		.8
63	81	(22.2)	406		400		1.5	–	–	–	3,433		3,234		6.2
12,445	11,750	5.9	36,916		35,009		5.4	149,529	145,480	2.8	457,014		448,582		1.9
14,011	14,846	(5.6)	1,099		1,037		6.0	2,486	2,340	6.2	78,196		81,933		(4.6)
9,929	10,729	(7.5)	–		–		–	44	43	2.3	70,154		67,953		3.2
42,223	42,978	(1.8)	107		102		4.9	742	529	40.3	146,445		149,869		(2.3)
3,858	4,008	(3.7)	3		2		50.0	3,519	719	*	38,667		33,759		14.5
70,021	72,561	(3.5)	1,209		1,141		6.0	6,791	3,631	87.0	333,462		333,514		–
2,475	2,421	2.2	6,629		6,275		5.6	19,006	19,398	(2.0)	50,391		49,097		2.6